NUSHARES ENHANCED YIELD U.S. AGGREGATE BOND ETF

SUPPLEMENT DATED JUNE 26, 2018

TO THE PROSPECTUS DATED NOVEMBER 30, 2017

Effective immediately, Mr. Jayesh D. Bhansali no longer serves as a portfolio manager of the Nushares Enhanced Yield U.S. Aggregate Bond ETF (the “Fund”) and all references to Mr. Bhansali are deleted in their entirety. The Fund is now co-managed by Mr. Lijun (Kevin) Chen, who continues to serve as a portfolio manager of the Fund, and Mr. Yong (Mark) Zheng. Biographical information for Mr. Zheng is provided below.

Yong (Mark) Zheng, CFA, entered the financial services industry in 2010 when he joined Teachers Insurance Annuity Association of America (“TIAA”). He has been a Quantitative Portfolio Manager at Teachers Advisors, LLC, the Fund’s sub-adviser, and other advisory affiliates of TIAA since 2013.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

NGN-ENHUSP-0618P

NUSHARES ENHANCED YIELD 1-5 YEAR U.S. AGGREGATE BOND ETF

SUPPLEMENT DATED JUNE 26, 2018

TO THE PROSPECTUS DATED NOVEMBER 30, 2017

Effective immediately, Mr. Jayesh D. Bhansali no longer serves as a portfolio manager of the Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (the “Fund”) and all references to Mr. Bhansali are deleted in their entirety. The Fund is now co-managed by Mr. Lijun (Kevin) Chen, who continues to serve as a portfolio manager of the Fund, and Mr. Yong (Mark) Zheng. Biographical information for Mr. Zheng is provided below.

Yong (Mark) Zheng, CFA, entered the financial services industry in 2010 when he joined Teachers Insurance Annuity Association of America (“TIAA”). He has been a Quantitative Portfolio Manager at Teachers Advisors, LLC, the Fund’s sub-adviser, and other advisory affiliates of TIAA since 2013.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

NGN-NUSAP-0618P

NUSHARES ESG U.S. AGGREGATE BOND ETF

SUPPLEMENT DATED JUNE 26, 2018

TO THE PROSPECTUS DATED SEPTEMBER 26, 2017

Effective immediately, Mr. Jayesh D. Bhansali no longer serves as a portfolio manager of the Nushares ESG U.S. Aggregate Bond ETF (the “Fund”) and all references to Mr. Bhansali are deleted in their entirety. The Fund is now co-managed by Mr. Lijun (Kevin) Chen, who continues to serve as a portfolio manager of the Fund, and Mr. Yong (Mark) Zheng. Biographical information for Mr. Zheng is provided below.

Yong (Mark) Zheng, CFA, entered the financial services industry in 2010 when he joined Teachers Insurance Annuity Association of America (“TIAA”). He has been a Quantitative Portfolio Manager at Teachers Advisors, LLC, the Fund’s sub-adviser, and other advisory affiliates of TIAA since 2013.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

NGN-NUBDP-0618P

NUSHARES ENHANCED YIELD U.S. AGGREGATE BOND ETF

SUPPLEMENT DATED JUNE 26, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2017

Effective immediately, Mr. Jayesh D. Bhansali no longer serves as a portfolio manager of the Nushares Enhanced Yield U.S. Aggregate Bond ETF (the “Fund”) and all references to Mr. Bhansali are deleted in their entirety. The Fund is now co-managed by Mr. Lijun (Kevin) Chen, who continues to serve as a portfolio manager of the Fund, and Mr. Yong (Mark) Zheng. Therefore, effective immediately, the following changes apply to the SAI:

•	Under the heading “Service Providers,” the following is added to the table in the first paragraph under the sub-heading “Portfolio Managers”:

Teachers Advisors, LLC

Yong (Mark) Zheng, CFA, Director, Fixed Income Quantitative

•	Under the heading “Service Providers,” the following is added to the table under the sub-headings “Portfolio Managers – Other Accounts Managed by the Portfolio Managers”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees
Yong (Mark) Zheng*	Registered Investment Companies	2	$68	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

*	Mr. Zheng began serving as a Co-Portfolio Manager of the Fund on June 26, 2018. Information provided is as of May 31, 2018.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

NGN-ENHUSSAI-0618P

NUSHARES ENHANCED YIELD 1-5 YEAR U.S. AGGREGATE BOND ETF

SUPPLEMENT DATED JUNE 26, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2017

Effective immediately, Mr. Jayesh D. Bhansali no longer serves as a portfolio manager of the Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (the “Fund”) and all references to Mr. Bhansali are deleted in their entirety. The Fund is now co-managed by Mr. Lijun (Kevin) Chen, who continues to serve as a portfolio manager of the Fund, and Mr. Yong (Mark) Zheng. Therefore, effective immediately, the following changes apply to the SAI:

•	Under the heading “Service Providers,” the following is added to the table in the first paragraph under the sub-heading “Portfolio Managers”:

Teachers Advisors, LLC

Yong (Mark) Zheng, CFA, Director, Fixed Income Quantitative

•	Under the heading “Service Providers,” the following is added to the table under the sub-headings “Portfolio Managers – Other Accounts Managed by the Portfolio Managers”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees
Yong (Mark) Zheng*	Registered Investment Companies	2	$68	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

*	Mr. Zheng began serving as a Co-Portfolio Manager of the Fund on June 26, 2018. Information provided is as of May 31, 2018.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

NGN-NUSASAI-0618P

NUSHARES ESG U.S. AGGREGATE BOND ETF

SUPPLEMENT DATED JUNE 26, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 26, 2017

Effective immediately, Mr. Jayesh D. Bhansali no longer serves as a portfolio manager of the Nushares ESG U.S. Aggregate Bond ETF (the “Fund”) and all references to Mr. Bhansali are deleted in their entirety. The Fund is now co-managed by Mr. Lijun (Kevin) Chen, who continues to serve as a portfolio manager of the Fund, and Mr. Yong (Mark) Zheng. Therefore, effective immediately, the following changes apply to the SAI:

•	Under the heading “Service Providers,” the following is added to the table in the first paragraph under the sub-heading “Portfolio Managers”:

Teachers Advisors, LLC

Yong (Mark) Zheng, CFA, Director, Fixed Income Quantitative

•	Under the heading “Service Providers,” the following is added to the table under the sub-headings “Portfolio Managers – Other Accounts Managed by the Portfolio Managers”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees
Yong (Mark) Zheng*	Registered Investment Companies	2	$68	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

*	Mr. Zheng began serving as a Co-Portfolio Manager of the Fund on June 26, 2018. Information provided is as of May 31, 2018.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

NGN-NUBDSAI-0618P